DEPOSITS FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Composition by nature

a)    Composition by nature

	R$ thousands
	On December 31, 2022	On December 31, 2021
Demand deposits	56,882,411	56,613,691
Savings deposits	134,624,479	139,341,042
Time deposits	399,175,316	373,771,517
Total	590,682,206	569,726,250